Debt and Banking Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt
The following table presents a summary of our debt as of the dates indicated below.

	December 31,
	2015 (a)	2014 (a)
	(Millions)
5.250% Senior Notes due 2017	$355	$400
7.500% Senior Notes due 2020	500	—
6.000% Senior Notes due 2022	1,100	1,100
8.250% Senior Notes due 2023	500	—
5.250% Senior Notes due 2024	500	500
Credit facility agreement	265	280
Other	1	1
Total debt	$3,221	$2,281
Less: Current portion of long-term debt	1	1
Total long-term debt	$3,220	$2,280
Less: Debt issuance costs	$31	$20
Total long-term debt, net(b)	$3,189	$2,260
__________

(a)	Interest paid on debt totaled $120 million and $97 million for 2015 and 2014, respectively.

(b)	Debt issuance costs related to our Credit Facility are recorded in other noncurrent assets on the Consolidated Balance Sheets.